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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21425

                       Pioneer Series Trust I
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Oakridge Large Cap Growth Fund

 Schedule of Investments  2/28/11 (unaudited)

 Shares

 Value

 COMMON STOCKS - 93.3%

 Energy - 10.4%

 Integrated Oil & Gas - 2.7%

 43,120

 Occidental Petroleum Corp.

 $

 4,396,946

 Oil & Gas Equipment And Services - 2.5%

 44,745

 Schlumberger Ltd.

 $

 4,180,078

 Oil & Gas Exploration & Production - 5.2%

 41,605

 Concho Resources, Inc. *

 $

 4,431,765

 84,385

 Denbury Resources Inc. *

 2,044,649

 54,945

 Southwestern Energy Co. *

 2,169,229

 $

 8,645,643

 Total Energy

 $

 17,222,667

 Materials - 3.8%

 Industrial Gases - 2.0%

 33,965

 Praxair, Inc. (b)

 $

 3,375,442

 Specialty Chemicals - 1.8%

 60,685

 Ecolab, Inc.

 $

 2,951,718

 Total Materials

 $

 6,327,160

 Capital Goods - 11.4%

 Aerospace & Defense - 4.3%

 22,775

 Precision Castparts Corp.

 $

 3,228,356

 46,305

 United Technologies Corp.

 3,868,320

 $

 7,096,676

 Construction & Farm Machinery & Heavy Trucks - 1.7%

 56,105

 PACCAR, Inc.

 $

 2,812,544

 Industrial Machinery - 5.4%

 90,415

 Danaher Corp.

 $

 4,574,999

 80,095

 Illinois Tool Works, Inc.

 4,333,140

 $

 8,908,139

 Total Capital Goods

 $

 18,817,359

 Automobiles & Components - 2.1%

 Auto Parts & Equipment - 2.1%

 86,765

 Johnson Controls, Inc.

 $

 3,540,012

 Total Automobiles & Components

 $

 3,540,012

 Retailing - 8.8%

 Automotive Retail - 2.4%

 71,750

 O'Reilly Automotive, Inc. *

 $

 3,987,865

 Department Stores - 2.1%

 76,445

 Nordstrom, Inc.

 $

 3,459,901

 General Merchandise Stores - 2.4%

 76,735

 Target Corp.

 $

 4,032,424

 Specialty Stores - 1.9%

 143,155

 Staples Inc.

 $

 3,049,202

 Total Retailing

 $

 14,529,392

 Food Beverage & Tobacco - 2.2%

 Soft Drinks - 2.2%

 56,275

 PepsiCo, Inc.

 $

 3,568,961

 Total Food Beverage & Tobacco

 $

 3,568,961

 Household & Personal Products - 2.6%

 Household Products - 2.6%

 67,060

 Procter & Gamble Co. *

 $

 4,228,133

 Total Household & Personal Products

 $

 4,228,133

 Health Care Equipment & Services - 4.0%

 Health Care Equipment - 1.6%

 50,655

 Baxter International, Inc.

 $

 2,692,313

 Health Care Services - 2.4%

 69,315

 Express Scripts, Inc. *

 $

 3,896,889

 Total Health Care Equipment & Services

 $

 6,589,202

 Pharmaceuticals & Biotechnology - 7.4%

 Biotechnology - 3.5%

 46,655

 Celgene Corp. *

 $

 2,477,381

 85,720

 Gilead Sciences, Inc. *

 3,341,366

 $

 5,818,747

 Pharmaceuticals - 3.9%

 57,380

 Abbott Laboratories, Inc.

 $

 2,759,978

 49,030

 Allergan, Inc.

 3,636,555

 $

 6,396,533

 Total Pharmaceuticals & Biotechnology

 $

 12,215,280

 Diversified Financials - 7.6%

 Asset Management & Custody Banks - 4.0%

 29,325

 Affiliated Managers Group, Inc. *

 $

 3,130,444

 128,835

 Invesco Ltd.

 3,457,931

 $

 6,588,375

 Investment Banking & Brokerage - 1.9%

 19,745

 Goldman Sachs Group, Inc.

 $

 3,233,836

 Specialized Finance - 1.7%

 21,795

 Intercontinental Exchange, Inc. *

 $

 2,794,119

 Total Diversified Financials

 $

 12,616,330

 Software & Services - 16.1%

 Application Software - 1.2%

 27,960

 Citrix Systems, Inc. *

 $

 1,961,674

 Data Processing & Outsourced Services - 1.4%

 32,340

 Visa, Inc.

 $

 2,362,437

 Internet Software & Services - 4.0%

 10,665

 Google Inc. *

 $

 6,541,911

 It Consulting & Other Services - 5.7%

 25,790

 Cognizant Tech Solutions Corp. *

 $

 1,982,477

 45,610

 IBM Corp. *

 7,383,347

 $

 9,365,824

 Systems Software - 3.8%

 72,215

 Microsoft Corp.

 $

 1,919,475

 134,750

 Oracle Corp.

 4,433,275

 $

 6,352,750

 Total Software & Services

 $

 26,584,596

 Technology Hardware & Equipment - 13.1%

 Communications Equipment - 3.0%

 269,615

 Cisco Systems, Inc. *

 $

 5,004,054

 Computer Hardware - 3.6%

 16,540

 Apple Inc. *

 $

 5,842,093

 Computer Storage & Peripherals - 5.2%

 214,965

 EMC Corp. *

 $

 5,849,198

 52,975

 NETAPP, Inc. *

 2,736,685

 $

 8,585,883

 Electronic Components - 1.3%

 37,900

 Amphenol Corp.

 $

 2,178,492

 Total Technology Hardware & Equipment

 $

 21,610,522

 Semiconductors - 3.8%

 Semiconductors - 3.8%

 58,710

 Altera Corp. (b)

 $

 2,457,601

 179,900

 Intel Corp.

 3,862,453

 $

 6,320,054

 Total Semiconductors

 $

 6,320,054

 TOTAL COMMON STOCKS

 (Cost  $115,232,485)

 $

 154,169,668

 TEMPORARY CASH INVESTMENTS - 3.8%

 Repurchase Agreement - 3.8%

 3,125,000

 Barclays Plc, 0.17%, dated 2/28/11, repurchase price of $3,125,000 plus accrued interest on 3/1/11 collateralized by the following:

 $3,173,021 Federal National Mortgage Association, 3.5%, 11/1/40

 $14,479 Freddie Mac Giant, 4.5%, 3/1/41

 $

 3,125,000

 3,125,000

 JP Morgan, Inc., 0.19%, dated 2/28/11, repurchase price of $3,125,000 plus accrued interest on 3/1/11 collateralized by the following:

 $3,187,640 Federal National Mortgage Association, 3.0%-3.5%, 2/1/26

 3,125,000

 $

 6,250,000

 Total Repurchase Agreement

 (Cost  $6,250,000)

 $

 6,250,000

 Principal

 Amount ($)

  Value

 Securities Lending Collateral  - 0.4% (c)

 Certificates of Deposit:

 14,514

 Banco Santander NY, 0.49%, 3/14/11

 $

 14,514

 18,142

 Bank of Nova Scotia, 0.33%, 9/29/11

 18,142

 14,514

 BBVA Group NY, 0.37%, 3/8/11

 14,514

 12,699

 BBVA Group NY, 0.86%, 7/26/11

 12,699

 3,628

 BBVA Group NY, 0.45%, 3/14/11

 3,628

 18,142

 BNP Paribas Bank NY, 0.34%, 5/9/11

 18,142

 18,142

 Canadian Imperial Bank of Commerce NY, 0.25%, 4/27/11

 18,142

 18,142

 DnB NOR Bank ASA NY, 0.25%, 3/7/11

 18,142

 9,071

 National Australia Bank NY, 0.32%, 10/19/11

 9,071

 18,142

 Nordea NY, 0.3%, 4/13/11

 18,142

 18,142

 RoboBank Netherland NV NY, 0.33%, 8/8/11

 18,142

 18,142

 Royal Bank of Canada NY, 0.4%, 12/2/11

 18,142

 18,142

 Skandinav Enskilda Bank NY, 0.38%, 6/7/11

 18,142

 18,142

 Svenska NY, 0.28%, 5/12/11

 18,142

 18,142

 Westpac Banking Corp. NY, 0.4%, 12/6/11

 18,142

 $

 235,846

 Commercial Paper:

 7,257

 American Honda Finance, 0.35%, 1/11/12

 $

 7,257

 7,274

 American Honda Finance, 1.05%, 6/20/11

 7,274

 6,658

 Australia & New Zealand Banking Group, 0.91%, 8/4/11

 6,658

 18,458

 Caterpillar Financial Services Corp., 1.05%, 6/24/11

 18,458

 9,318

 FAIRPP, 0.27%, 3/7/11

 9,318

 18,143

 Federal Home Loan Bank, 0.33%, 6/1/11

 18,143

 1,814

 General Electric Capital Corp., 0.38%, 6/6/11

 1,814

 9,073

 General Electric Capital Corp., 0.39%, 4/28/11

 9,073

 14,506

 HSBC, 0.25%, 5/11/11

 14,506

 8,716

 JPMorgan Chase & Co., 0.43%, 12/21/11

 8,716

 6,364

 JPMorgan Chase & Co., 1.05%, 6/13/11

 6,364

 18,141

 OLDLLC, 0.27%, 3/11/11

 18,141

 9,067

 SOCNAM, 0.37%, 4/14/11

 9,067

 9,065

 SOCNAM, 0.37%, 5/3/11

 9,065

 18,142

 Toyota Motor Credit Corp., 0.4%, 9/8/11

 18,142

 10,881

 VARFUN, 0.27%, 4/20/11

 10,881

 10,885

 Wachovia, 0.40%, 3/22/11

 10,885

 7,261

 Wachovia, 0.43%, 10/15/11

 7,261

 $

 191,023

 Tri-party Repurchase Agreements:

 25,828

 Barclays Capital Plc, 0.18%, 3/1/11

 $

 25,828

 36,284

 Deutsche Bank Securities, Inc., 0.17%, 3/1/11

 36,284

 36,284

 HSBC Bank USA NA, 0.18%, 3/1/11

 36,284

 36,284

 RBS Securities, Inc., 0.18%, 3/1/11

 36,284

 $

 134,680

 Shares

 Money Market Mutual Funds:

 27,213

 Dreyfus Preferred Money Market Fund

 $

 27,213

 27,213

 Fidelity Prime Money Market Fund

 27,213

 $

 54,426

 Total Securities Lending Collateral

 (Cost  $615,975)

 $

 615,975

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $6,865,975)

 $

 6,865,975

 TOTAL INVESTMENT IN SECURITIES - 97.1%

 (Cost  $122,910,154) (a)

 $

 161,035,643

 OTHER ASSETS AND LIABILITIES - (2.9)%

 $

 (4,169,910)

 TOTAL NET ASSETS - 100.0%

 $

 165,205,553

 *  Non-income producing security.

 (a)

 At February 28, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $123,544,689 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 48,333,460

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (10,842,506)

 Net unrealized gain

 $

 37,490,954

 (b)

 At February 28, 2011, the following security was out on loan:

 Shares

 Description

 Value

           1,000

 Praxair, Inc.

 $

            100,500

           4,300

 Altera Corp.

            187,050

 $

            287,550

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
154,169,668

$
-

$
-

$
154,169,668

 Temporary Cash Investments

-

6,811,549

-

6,811,549

 Money Market Mutual Funds

54,426

-

-

54,426

 Total

$
154,224,094

$
6,811,549

$
-

$
161,035,643

 Pioneer Oakridge Small Cap Growth Fund

 Schedule of Investments  2/28/11 (unaudited)

 Shares

 Value

 COMMON STOCKS - 94.6%

 Energy - 5.1%

 Oil & Gas Exploration & Production - 5.1%

 171,887

 Concho Resources, Inc. * (b)

 $

 18,309,403

 389,000

 Oasis Petroleum, Inc. * (b)

 13,428,280

 1,699,700

 SandRidge Energy, Inc. * (b)

 18,373,757

 $

 50,111,440

 Total Energy

 $

 50,111,440

 Capital Goods - 13.7%

 Aerospace & Defense - 4.9%

 492,709

 AAR Corp. * (b)

 $

 13,446,029

 812,593

 Keyw Holding Corp. * (b)

 11,579,450

 514,975

 Moog Inc.  *

 23,385,015

 $

 48,410,494

 Construction & Farm Machinery & Heavy Trucks - 2.1%

 349,755

 WABCO Holdings, Inc. *

 $

 20,436,185

 Industrial Machinery - 6.7%

 232,730

 Altra Holdings Inc. *

 $

 5,033,950

 59,600

 China Fire & Security Group, Inc. * (b)

 342,700

 280,000

 Colfax Corp. *

 6,210,400

 377,492

 Idex Corp.

 15,567,770

 443,100

 Kennametal, Inc.

 17,041,626

 245,604

 The Middleby Corp. * (b)

 22,023,311

 $

 66,219,757

 Total Capital Goods

 $

 135,066,436

 Commercial Services & Supplies - 2.1%

 Environmental & Facilities Services - 2.1%

 700,995

 Waste Connections, Inc. (b)

 $

 20,321,845

 Total Commercial Services & Supplies

 $

 20,321,845

 Transportation - 1.5%

 Trucking - 1.5%

 673,098

 Knight Transportation, Inc. (b)

 $

 12,526,354

 130,000

 Roadrunner Transportation Systems, Inc. *

 1,831,700

 $

 14,358,054

 Total Transportation

 $

 14,358,054

 Consumer Durables & Apparel - 11.0%

 Apparel, Accessories & Luxury Goods - 3.9%

 359,800

 The Warnaco Group, Inc. * (b)

 $

 21,123,858

 738,745

 True Religion Apparel, Inc. * (b)

 17,559,969

 $

 38,683,827

 Footwear - 7.1%

 298,000

 Deckers Outdoor Corp. * (b)

 $

 26,289,560

 854,470

 Iconix Brand Group, Inc. * (b)

 18,883,787

 665,040

 Wolverine World Wide, Inc. (b)

 24,446,870

 $

 69,620,217

 Total Consumer Durables & Apparel

 $

 108,304,044

 Consumer Services - 1.9%

 Casinos & Gaming - 1.9%

 461,106

 WMS Industries, Inc. *

 $

 18,347,408

 Total Consumer Services

 $

 18,347,408

 Retailing - 1.9%

 Distributors - 1.9%

 780,263

 LKQ Corp. * (b)

 $

 18,539,049

 Total Retailing

 $

 18,539,049

 Household & Personal Products - 2.3%

 Household Products - 1.4%

 182,162

 Church & Dwight Co, Inc. (b)

 $

 13,742,301

 Personal Products - 0.9%

 229,700

 Alberto-Culver Co. (Class B)

 $

 8,554,028

 Total Household & Personal Products

 $

 22,296,329

 Health Care Equipment & Services - 15.0%

 Health Care Distributors - 1.5%

 216,835

 MWI Veterinary Supply, Inc. *

 $

 15,009,319

 Health Care Equipment - 5.4%

 235,082

 IDEXX Laboratories, Inc. * (b)

 $

 18,265,871

 315,700

 Integra LifeSciences Holdings Corp. * (b)

 15,832,355

 368,200

 Sirona Dental Systems, Inc. * (b)

 18,579,372

 $

 52,677,598

 Health Care Services - 4.7%

 532,243

 Catalyst Health Solutions, Inc. * (b)

 $

 24,062,706

 277,600

 HMS Holdings Corp. *

 20,975,456

 200,000

 Sharps Compliance Corp. * (b)

 1,124,000

 $

 46,162,162

 Health Care Supplies - 3.4%

 986,500

 Align Technology, Inc. * (b)

 $

 20,568,525

 212,305

 Haemonetics Corp. * (b)

 13,088,603

 $

 33,657,128

 Total Health Care Equipment & Services

 $

 147,506,207

 Pharmaceuticals & Biotechnology - 5.2%

 Life Sciences Tools & Services - 4.3%

 257,200

 Covance, Inc. * (b)

 $

 14,513,796

 691,204

 Qiagen NV * (b)

 14,259,539

 191,500

 Techne Corp. (b)

 13,728,635

 $

 42,501,970

 Pharmaceuticals - 0.9%

 658,700

 Questcor Pharmaceuticals, Inc. * (b)

 $

 8,536,752

 Total Pharmaceuticals & Biotechnology

 $

 51,038,722

 Banks - 1.9%

 Thrifts & Mortgage Finance - 1.9%

 659,358

 BankUnited, Inc. *

 $

 18,692,799

 Total Banks

 $

 18,692,799

 Diversified Financials - 5.5%

 Asset Management & Custody Banks - 1.8%

 166,500

 Affiliated Managers Group, Inc. * (b)

 $

 17,773,875

 Investment Banking & Brokerage - 2.3%

 314,520

 Stiffel Financial Corp. * (b)

 $

 22,563,665

 Specialized Finance - 1.4%

 164,399

 Portfolio Recovery Associates, Inc. * (b)

 $

 13,702,657

 Total Diversified Financials

 $

 54,040,197

 Insurance - 0.8%

 Property & Casualty Insurance - 0.8%

 123,855

 ProAssurance Corp. * (b)

 $

 7,843,737

 Total Insurance

 $

 7,843,737

 Software & Services - 14.8%

 Application Software - 8.2%

 694,750

 Ansys Inc. * (b)

 $

 39,128,320

 404,500

 Informatica Corp. * (b)

 19,015,545

 447,100

 Solera Holdings, Inc. (b)

 22,837,868

 $

 80,981,733

 Data Processing & Outsourced Services - 2.4%

 460,310

 Wright Express Corp. * (b)

 $

 23,475,810

 Internet Software & Services - 1.8%

 1,304,300

 Dice Holdings, Inc. *

 $

 17,908,039

 Systems Software - 2.4%

 490,470

 Micros Systems, Inc. *

 $

 23,365,991

 Total Software & Services

 $

 145,731,573

 Technology Hardware & Equipment - 3.9%

 Communications Equipment - 2.0%

 482,700

 Finisar Corp. * (b)

 $

 19,800,354

 Electronic Components - 1.9%

 355,500

 LittleFuse, Inc.

 $

 18,781,062

 Total Technology Hardware & Equipment

 $

 38,581,416

 Semiconductors - 8.1%

 Semiconductors - 8.1%

 346,900

 Atheros Communications, Inc. *

 $

 15,544,589

 389,442

 Hittite Microwave Corp. * (b)

 23,903,950

 565,400

 Netlogic Microsystems, Inc. * (b)

 23,401,906

 479,600

 Skyworks Solutions, Inc. * (b)

 17,236,824

 $

 80,087,269

 Total Semiconductors

 $

 80,087,269

 TOTAL COMMON STOCKS

 (Cost  $649,034,691)

 $

 930,866,525

 TEMPORARY CASH INVESTMENTS - 22.9%

 Repurchase Agreement - 4.6%

 4,580,000

 Barclays Plc, 0.17%, dated 2/28/11, repurchase price of $4,580,000 plus accrued interest on 3/1/11 collateralized by the following:

 $4,650,379 Federal National Mortgage Association, 3.5%, 11/1/40

 $21,221 Freddie Mac Giant, 4.5%, 3/1/41

 $

 4,580,000

 4,580,000

 Barclays Plc, 0.17%, dated 2/28/11, repurchase price of $4,580,000 plus accrued interest on 3/1/11 collateralized by

 $4,717,401 U.S. Treasury Bond, 4.5%, 8/15/39

 4,580,000

 4,580,000

 BNP Paribas SA, 0.19%, dated 2/28/11, repurchase price of $4,580,000 plus accrued interest on 3/1/11 collateralized by

 $2,861,498 Federal National Mortgage Association (ARM), 1.432%-6.236%, 6/1/24-11/1/41

 $1,440,891Federal Home Loan Mortgage Corp., 2.031%-6.786%, 2/1/20-9/1/49

 $369,212 Government National Mortgage Association (ARM), 1.705%-3.50%, 2/20/23-8/20/60

 4,580,000

 4,580,000

 BNP Paribas SA, 0.17%, dated 2/28/11, repurchase price of $4,580,000 plus accrued interest on 3/1/11 collateralized by $4,671,602 U.S. Treasury

 Note, 0.5%, 10/15/13

 4,580,000

 4,580,000

 Deutsche Bank AG, 0.19%, dated 2/28/11, repurchase price of $4,580,000 plus accrued interest on 3/1/11 collateralized by $4,671,600 Freddie Mac Giant,

 4.0%-7.0%, 3/1/39-1/1/41

 4,580,000

 4,580,000

 Deutsche Bank, 0.17%, dated 2/28/11, repurchase price of $4,580,000 plus accrued interest on 3/1/11 collateralized by

 $4,671,600 U.S. Treasury Inflation Protected Security, 0.0%, 8/15/26-2/15/29

 4,580,000

 4,580,000

 JPMorgan, Inc., 0.13%, dated 2/28/11, repurchase price of $4,580,000 plus accrued interest on 3/1/11 collateralized by the following:

 $4,671,806 Federal National Mortgage Association, 3.0%-3.5%, 2/1/26

 4,580,000

 4,580,000

 JPMorgan, Inc., 0.19%, dated 2/28/11, repurchase price of $4,580,000 plus accrued interest on 3/1/11 collateralized by the following:

 $4,671,806 Federal National Mortgage Association, 3.0%-3.5%, 2/1/26

 4,580,000

 4,580,000

 Societe Generale SA, 0.20%, dated 2/28/11, repurchase price of $4,580,000 plus accrued interest on 3/1/11 collateralized by $4,671,600

 Federal National Mortgage Association (ARM), 2.661%-5.074%, 12/1/12-9/1/38

 4,580,000

 4,580,000

 Societe Generale SA, 0.17%, dated 2/28/11, repurchase price of $4,580,000 plus accrued interest on 3/1/11 collateralized by

 $4,671,605 U.S. Treasury Bill, 0.0%, 5/26/11

 4,580,000

 $

 45,800,000

 Total Repurchase Agreement

 (Cost  $45,800,000)

 $

 45,800,000

 Principal

  Value

 Amount ($)

 Securities Lending Collateral  - 18.3% (c)

 Certificates of Deposit:

 4,231,676

 Banco Santander NY, 0.49%, 3/14/11

 $

 4,231,676

 5,289,595

 Bank of Nova Scotia, 0.33%, 9/29/11

 5,289,595

 4,231,676

 BBVA Group NY, 0.37%, 3/8/11

 4,231,676

 3,702,717

 BBVA Group NY, 0.86%, 7/26/11

 3,702,717

 1,057,919

 BBVA Group NY, 0.45%, 3/14/11

 1,057,919

 5,289,595

 BNP Paribas Bank NY, 0.34%, 5/9/11

 5,289,595

 5,289,595

 Canadian Imperial Bank of Commerce NY, 0.25%, 4/27/11

 5,289,595

 5,289,595

 DnB NOR Bank ASA NY, 0.25%, 3/7/11

 5,289,595

 2,644,666

 National Australia Bank NY, 0.32%, 10/19/11

 2,644,666

 5,289,595

 Nordea NY, 0.3%, 4/13/11

 5,289,595

 5,289,595

 RoboBank Netherland NV NY, 0.33%, 8/8/11

 5,289,595

 5,289,595

 Royal Bank of Canada NY, 0.4%, 12/2/11

 5,289,595

 5,289,595

 Skandinav Enskilda Bank NY, 0.38%, 6/7/11

 5,289,595

 5,289,595

 Svenska NY, 0.28%, 5/12/11

 5,289,595

 5,289,595

 Westpac Banking Corp. NY, 0.4%, 12/6/11

 5,289,595

 $

 68,764,604

 Commercial Paper:

 2,115,838

 American Honda Finance, 0.35%, 1/11/12

 $

 2,115,838

 2,120,899

 American Honda Finance, 1.05%, 6/20/11

 2,120,899

 1,941,140

 Australia & New Zealand Banking Group, 0.91%, 8/4/11

 1,941,140

 5,381,869

 Caterpillar Financial Services Corp., 1.05%, 6/24/11

 5,381,869

 2,716,826

 FAIRPP, 0.27%, 3/7/11

 2,716,826

 5,289,866

 Federal Home Loan Bank, 0.33%, 6/1/11

 5,289,866

 528,829

 General Electric Capital Corp., 0.38%, 6/6/11

 528,829

 2,645,248

 General Electric Capital Corp., 0.39%, 4/28/11

 2,645,248

 4,229,590

 HSBC, 0.25%, 5/11/11

 4,229,590

 2,541,305

 JPMorgan Chase & Co., 0.43%, 12/21/11

 2,541,305

 1,855,481

 JPMorgan Chase & Co., 1.05%, 6/13/11

 1,855,481

 5,289,199

 OLDLLC, 0.27%, 3/11/11

 5,289,199

 2,643,618

 SOCNAM, 0.37%, 4/14/11

 2,643,618

 2,643,085

 SOCNAM, 0.37%, 5/3/11

 2,643,085

 5,289,595

 Toyota Motor Credit Corp., 0.4%, 9/8/11

 5,289,595

 3,172,567

 VARFUN, 0.27%, 4/20/11

 3,172,567

 3,173,772

 Wachovia, 0.40%, 3/22/11

 3,173,772

 2,116,936

 Wachovia, 0.43%, 10/15/11

 2,116,936

 $

 55,695,663

 Tri-party Repurchase Agreements:

 7,530,691

 Barclays Capital Plc, 0.18%, 3/1/11

 $

 7,530,691

 10,579,191

 Deutsche Bank Securities, Inc., 0.17%, 3/1/11

 10,579,191

 10,579,191

 HSBC Bank USA NA, 0.18%, 3/1/11

 10,579,191

 10,579,191

 RBS Securities, Inc., 0.18%, 3/1/11

 10,579,191

 $

 39,268,264

 Shares

 Money Market Mutual Funds:

 7,934,393

 Dreyfus Preferred Money Market Fund

 $

 7,934,393

 7,934,393

 Fidelity Prime Money Market Fund

 7,934,393

 $

 15,868,786

 Total Securities Lending Collateral

 (Cost  $179,597,317)

 $

 179,597,317

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $225,397,317)

 $

 225,397,317

 TOTAL INVESTMENT IN SECURITIES - 117.5%

 (Cost  $874,432,008) (a)

 $

 1,156,263,842

 OTHER ASSETS AND LIABILITIES - (17.5)%

 $

 (172,239,601)

 TOTAL NET ASSETS - 100.0%

 $

 984,024,241

 *  Non-income producing security.

 +  Investment held by the fund representing 5% or more of the outstanding voting stock of such company.

 (a)

 At February 28, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $876,957,779 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

  $ 287,313,941

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

       (8,007,878)

 Net unrealized gain

  $ 279,306,063

 (b)

 At February 28, 2011, the following securities were out on loan:

 Shares

 Description

 Value

         37,300

 AAR Corp. *

 $

         1,053,725

           4,700

 Affiliated Managers Group, Inc. *

            513,475

       141,900

 Align Technology, Inc. *

         2,944,425

         18,600

 Ansys Inc. *

         1,060,200

         11,900

 Catalyst Health Solutions, Inc. *

            559,300

         46,400

 China Fire & Security Group, Inc. *

            267,725

         12,800

 Church & Dwight Co, Inc.

            976,000

         38,000

 Concho Resources, Inc. *

         4,256,000

       254,100

 Covance, Inc. *

       14,737,800

       248,600

 Deckers Outdoor Corp. *

       22,436,150

       358,200

 Finisar Corp. *

       15,044,400

           9,700

 Haemonetics Corp. *

            613,525

         50,400

 Hittite Microwave Corp. *

         3,200,400

         63,900

 Iconix Brand Group, Inc. *

         1,485,675

       181,900

 IDEXX Laboratories, Inc. *

       14,415,575

         78,700

 Informatica Corp. *

         3,836,625

         15,900

 Integra LifeSciences Holdings Corp. *

            806,925

       176,500

 Keyw Holding Corp. *

         2,426,875

       145,800

 Knight Transportation, Inc.

         2,806,650

         10,400

 LKQ Corp. *

            252,200

         70,100

 The Middleby Corp. *

         6,449,200

       283,600

 Netlogic Microsystems, Inc. *

       12,053,000

       382,900

 Oasis Petroleum, Inc. *

       13,018,600

         47,600

 Portfolio Recovery Associates, Inc. *

         4,129,300

           1,500

 ProAssurance Corp. *

              98,250

       680,300

 Qiagen NV *

       14,456,375

       136,900

 Questcor Pharmaceuticals, Inc. *

         1,779,700

       142,600

 SandRidge Energy, Inc. *

         1,552,950

         29,500

 Sharps Compliance Corp. *

            169,625

           2,800

 Sirona Dental Systems, Inc. *

            144,200

         72,300

 Skyworks Solutions, Inc. *

         2,657,025

         37,300

 Solera Holdings, Inc.

         1,976,900

         50,100

 Stiffel Financial Corp. *

         3,694,875

         12,300

 Techne Corp.

            900,975

       481,881

 True Religion Apparel, Inc. *

       12,408,436

         35,800

 The Warnaco Group, Inc. *

         2,121,150

       111,000

 Waste Connections, Inc.

         3,302,250

         81,700

 Wolverine World Wide, Inc.

         3,043,325

         14,500

 Wright Express Corp. *

            757,625

 Total

 $

     178,407,411

 (c)

 Security lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
930,866,525

-

$
-

$
930,866,525

 Temporary Cash Investments

209,528,531

-

209,528,531

 Money Market Mutual Funds

15,868,786

-

-

15,868,786

 Total

$
946,735,311

209,528,531

$
-

$
1,156,263,842

 Pioneer Select Mid Cap Growth Fund

 Schedule of Investments 2/28/11

 Shares

 Value

 COMMON STOCKS - 98.4%

 Energy - 8.0%

 Coal & Consumable Fuels - 0.6%

 315,000

 International Coal Group. Inc. * (b)

 $

 3,109,050

 Oil & Gas Drilling - 1.7%

 117,000

 Nabors Industries, Inc. *

 $

 3,330,990

 80,000

 Pride International, Inc *

 3,320,800

 50,000

 Unit Corp. *

 2,975,000

 $

 9,626,790

 Oil & Gas Equipment And Services - 1.6%

 75,000

 Cameron International Corp. *

 $

 4,434,750

 178,000

 Weatherford International, Inc. *

 4,304,040

 $

 8,738,790

 Oil & Gas Exploration & Production - 4.1%

 34,000

 Cimarex Energy Co.

 $

 3,948,420

 105,800

 EQT Corp. (b)

 5,215,940

 110,000

 Northern Oil And Gas, Inc. * (b)

 3,494,700

 90,100

 Southwestern Energy Co. *

 3,557,148

 104,200

 Whiting Petroleum Corp. *

 6,808,428

 $

 23,024,636

 Total Energy

 $

 44,499,266

 Materials - 5.6%

 Commodity Chemicals - 0.6%

 52,700

 Celanese Corp.

 $

 2,184,415

 73,000

 STR Holdings, Inc. * (b)

 1,322,030

 $

 3,506,445

 Diversified Chemical - 1.6%

 90,000

 Cabot Corp.

 $

 3,893,400

 213,000

 Solutia, Inc. *

 4,943,730

 $

 8,837,130

 Fertilizers & Agricultural Chemicals - 1.0%

 40,500

 CF Industries Holdings, Inc.

 $

 5,721,840

 Paper Packaging - 0.9%

 163,900

 Packaging Corp. of America

 $

 4,718,681

 Specialty Chemicals - 0.7%

 75,000

 Ecolab, Inc.

 $

 3,648,000

 Steel - 0.8%

 46,500

 Cliffs Natural Resources, Inc.

 $

 4,513,755

 Total Materials

 $

 30,945,851

 Capital Goods - 11.9%

 Aerospace & Defense - 2.5%

 184,500

 BE Aerospace, Inc. *

 $

 6,221,340

 142,300

 DigitalGlobe, Inc. *

 4,593,444

 174,700

 Hexcel Corp. *

 3,240,685

 $

 14,055,469

 Construction & Engineering - 0.8%

 127,400

 KBR Inc.

 $

 4,178,720

 Construction & Farm Machinery & Heavy Trucks - 1.0%

 52,600

 Cummins, Inc.

 $

 5,318,912

 Electrical Component & Equipment - 1.9%

 122,600

 Cooper Industries Plc

 $

 7,889,310

 49,000

 Polypore International, Inc. * (b)

 2,863,560

 $

 10,752,870

 Industrial Conglomerates - 1.3%

 259,800

 Textron, Inc. (b)

 $

 7,037,982

 Industrial Machinery - 4.4%

 70,000

 Crane Co.

 $

 3,306,800

 69,500

 Dover Corp.

 4,465,375

 65,000

 Ingersoll-Rand Plc (b)

 2,944,500

 122,024

 Kennametal, Inc.

 4,693,043

 117,073

 SPX Corp.

 9,337,742

 $

 24,747,460

 Total Capital Goods

 $

 66,091,413

 Commercial Services & Supplies - 2.6%

 Research & Consulting Services - 2.6%

 121,000

 CoStar Group, Inc. * (b)

 $

 6,857,070

 67,900

 IHS Inc.  *

 5,683,230

 75,000

 Nielsen Holdings BV *

 1,994,250

 $

 14,534,550

 Total Commercial Services & Supplies

 $

 14,534,550

 Transportation - 2.8%

 Airlines - 1.3%

 20,000

 Copa Holdings SA *

 $

 1,066,600

 180,000

 Delta Air Lines, Inc. *

 2,023,200

 159,000

 United Continental Holdings, Inc. * (b)

 3,822,360

 $

 6,912,160

 Railroads - 0.9%

 93,500

 Kansas City Southern Industries, Inc. * (b)

 $

 5,034,040

 Trucking - 0.6%

 240,000

 Swift Transportation Co. *

 $

 3,460,800

 Total Transportation

 $

 15,407,000

 Automobiles & Components - 3.3%

 Auto Parts & Equipment - 2.3%

 172,600

 Gentex Corp. (b)

 $

 5,226,328

 48,000

 Lear Corp. *

 5,078,400

 67,400

 Tenneco, Inc. * (b)

 2,687,912

 $

 12,992,640

 Motorcycle Manufacturers - 1.0%

 132,000

 Harley-Davidson, Inc.

 $

 5,388,240

 Total Automobiles & Components

 $

 18,380,880

 Consumer Durables & Apparel - 1.0%

 Housewares & Specialties - 0.7%

 72,000

 Tupperware Brands Corp.

 $

 3,862,800

 Leisure Products - 0.3%

 35,500

 Hasbro, Inc.

 $

 1,593,950

 Total Consumer Durables & Apparel

 $

 5,456,750

 Consumer Services - 4.6%

 Casinos & Gaming - 0.4%

 61,600

 WMS Industries, Inc. *

 $

 2,451,064

 Education Services - 0.4%

 42,100

 DeVry, Inc.

 $

 2,283,925

 Hotels, Resorts & Cruise Lines - 2.5%

 100,000

 7 Days Group Holding Ltd. *

 $

 1,891,000

 86,000

 Royal Caribbean Cruises Ltd. * (b)

 3,765,940

 154,800

 Wyndham Worldwide Corp.

 4,842,144

 26,000

 Wynn Resorts Ltd.

 3,196,180

 $

 13,695,264

 Restaurants - 1.3%

 12,000

 Chipotle Mexican Grill, Inc. * (b)

 $

 2,940,000

 87,000

 Yum! Brands, Inc.

 4,378,710

 $

 7,318,710

 Total Consumer Services

 $

 25,748,963

 Media - 0.5%

 Movies & Entertainment - 0.5%

 100,000

 Imax Corp. * (b)

 $

 2,651,000

 Total Media

 $

 2,651,000

 Retailing - 8.2%

 Apparel Retail - 3.1%

 140,400

 Guess?, Inc.

 $

 6,358,716

 56,700

 Ross Stores, Inc.

 4,084,668

 175,800

 Urban Outfitters, Inc. *

 6,747,204

 $

 17,190,588

 Automotive Retail - 0.4%

 33,900

 Advance Auto Parts, Inc.

 $

 2,124,852

 Distributors - 1.5%

 350,000

 LKQ Corp. *

 $

 8,316,000

 General Merchandise Stores - 0.8%

 40,000

 Dollar Tree Stores, Inc. * (b)

 $

 2,012,800

 44,800

 Family Dollar Stores, Inc.

 2,243,584

 $

 4,256,384

 Internet Retail - 1.5%

 8,000

 Netflix, Inc. * (b)

 $

 1,653,360

 15,400

 Priceline.com, Inc. *

 6,989,752

 $

 8,643,112

 Specialty Stores - 1.0%

 102,000

 Tractor Supply Co. (b)

 $

 5,311,140

 Total Retailing

 $

 45,842,076

 Food Beverage & Tobacco - 2.2%

 Packaged Foods & Meats - 1.1%

 152,000

 Green Mountain Coffee Roasters, Inc. * (b)

 $

 6,198,560

 Soft Drinks - 1.1%

 111,700

 Fomento Economico Mexicano SA de C.V.

 $

 6,280,891

 Total Food Beverage & Tobacco

 $

 12,479,451

 Household & Personal Products - 1.1%

 Personal Products - 1.1%

 81,500

 Herbalife Ltd.

 $

 6,390,415

 Total Household & Personal Products

 $

 6,390,415

 Health Care Equipment & Services - 6.8%

 Health Care Distributors - 0.8%

 113,300

 Cardinal Health, Inc.

 $

 4,717,812

 Health Care Equipment - 1.8%

 339,600

 Hologic, Inc. *

 $

 6,853,128

 9,700

 Surgical Intuitive, Inc. * (b)

 3,181,115

 $

 10,034,243

 Health Care Facilities - 0.6%

 74,000

 Universal Health Services, Inc. (Class B)

 $

 3,382,540

 Health Care Services - 1.4%

 20,000

 DaVita, Inc. *

 $

 1,587,400

 53,400

 Emergency Medical Services Corp. *

 3,372,210

 41,000

 Mednax, Inc. *

 2,662,130

 $

 7,621,740

 Health Care Supplies - 2.2%

 123,300

 Alere, Inc. * (b)

 $

 4,764,312

 356,000

 Align Technology, Inc. * (b)

 7,422,600

 $

 12,186,912

 Total Health Care Equipment & Services

 $

 37,943,247

 Pharmaceuticals & Biotechnology - 5.9%

 Biotechnology - 1.4%

 79,300

 Alexion Pharmaceuticals, Inc. *

 $

 7,635,004

 Life Sciences Tools & Services - 1.9%

 84,000

 Agilent Technologies, Inc. *

 $

 3,534,720

 68,000

 Life Technologies Corp. *

 3,629,160

 40,200

 Waters Corp. *

 3,338,610

 $

 10,502,490

 Pharmaceuticals - 2.6%

 38,600

 Allergan, Inc.

 $

 2,862,962

 216,500

 Cardiome Pharma Corp. *

 1,249,205

 105,900

 Hospira, Inc. *

 5,596,815

 131,000

 Mylan, Inc. *

 2,995,970

 100,000

 ViroPharma, Inc. *

 1,793,000

 $

 14,497,952

 Total Pharmaceuticals & Biotechnology

 $

 32,635,446

 Banks - 0.4%

 Regional Banks - 0.4%

 33,200

 City National Corp.

 $

 1,955,812

 Total Banks

 $

 1,955,812

 Diversified Financials - 0.7%

 Asset Management & Custody Banks - 0.7%

 153,300

 Invesco Ltd.

 $

 4,114,572

 Total Diversified Financials

 $

 4,114,572

 Insurance - 3.2%

 Life & Health Insurance - 1.5%

 88,350

 Lincoln National Corp.

 $

 2,802,462

 200,000

 Unum Group

 5,306,000

 $

 8,108,462

 Multi-Line Insurance - 0.6%

 118,000

 Hartford Financial Services Group, Inc.

 $

 3,492,800

 Property & Casualty Insurance - 1.1%

 166,189

 Axis Capital Holdings Ltd.

 $

 6,035,984

 Total Insurance

 $

 17,637,246

 Real Estate - 0.8%

 Real Estate Services - 0.8%

 43,800

 Jones Lang LaSalle, Inc.

 $

 4,310,796

 Total Real Estate

 $

 4,310,796

 Software & Services - 14.8%

 Application Software - 7.1%

 68,800

 Ansys, Inc. *

 $

 3,874,816

 65,000

 Autodesk, Inc. *

 2,733,250

 47,000

 Blackboard, Inc. * (b)

 1,645,470

 22,700

 Citrix Systems, Inc. *

 1,592,632

 265,000

 Compuware Corp. *

 2,983,900

 87,400

 Informatica Corp. * (b)

 4,108,674

 96,700

 Intuit, Inc. *

 5,084,486

 193,000

 Netscout Systems, Inc. *

 4,823,070

 69,000

 Nuance Communications, Inc. * (b)

 1,287,540

 411,713

 SS&C Technologies Holdings, Inc. *

 8,065,458

 137,400

 TIBCO Software, Inc. *

 3,382,788

 $

 39,582,084

 Data Processing & Outsourced Services - 1.9%

 31,300

 Alliance Data Systems Corp. * (b)

 $

 2,464,562

 13,100

 MasterCard, Inc.

 3,151,336

 104,000

 Verifone Holdings, Inc. * (b)

 4,725,760

 $

 10,341,658

 Internet Software & Services - 2.9%

 46,900

 Akamai Technologies, Inc. *

 $

 1,760,157

 9,500

 Google Inc. *

 5,827,300

 65,000

 SAVVIS, Inc. *

 2,111,850

 44,500

 SINA.com * (b)

 3,634,315

 52,801

 VistaPrint NV * (b)

 2,703,939

 $

 16,037,561

 It Consulting & Other Services - 1.4%

 56,800

 Cognizant Tech Solutions Corp. *

 $

 4,366,216

 70,000

 Teradata Corp. *

 3,347,400

 $

 7,713,616

 Systems Software - 1.5%

 90,000

 Red Hat, Inc. *

 $

 3,715,200

 89,100

 Rovi Corp. * (b)

 4,937,922

 $

 8,653,122

 Total Software & Services

 $

 82,328,041

 Technology Hardware & Equipment - 7.5%

 Communications Equipment - 1.5%

 90,000

 Finisar Corp. * (b)

 $

 3,691,800

 109,620

 Riverbed Technology, Inc. * (b)

 4,526,210

 $

 8,218,010

 Computer Hardware - 1.2%

 18,400

 Apple, Inc. *

 $

 6,499,064

 Computer Storage & Peripherals - 2.0%

 223,000

 EMC Corp. *

 $

 6,067,830

 97,200

 NetApp, Inc. * (b)

 5,021,352

 $

 11,089,182

 Electronic Components - 0.7%

 244,000

 Vishay Intertechnology, Inc. *

 $

 4,257,800

 Electronic Manufacturing Services - 0.4%

 157,100

 Sanmina-SCI Corp. *

 $

 2,453,902

 Technology Distributors - 1.7%

 172,800

 Arrow Electronics, Inc. *

 $

 6,773,760

 130,000

 Ingram Micro Inc. *

 2,590,900

 $

 9,364,660

 Total Technology Hardware & Equipment

 $

 41,882,618

 Semiconductors - 5.8%

 Semiconductor Equipment - 1.0%

 130,000

 ASM Lithography Holdings NV (b)

 $

 5,668,000

 Semiconductors - 4.8%

 398,400

 Entropic Communications, Inc. * (b)

 $

 3,689,184

 227,400

 Marvell Technology Group Ltd. *

 4,156,872

 139,000

 Netlogic Microsystems, Inc. * (b)

 5,753,210

 915,000

 PMC - Sierra Inc. *

 7,228,500

 163,600

 Skyworks Solutions, Inc. * (b)

 5,879,784

 $

 26,707,550

 Total Semiconductors

 $

 32,375,550

 Telecommunication Services - 0.8%

 Alternative Carriers - 0.8%

 265,000

 Neutral Tandem, Inc. * (b)

 $

 4,558,000

 Total Telecommunication Services

 $

 4,558,000

 TOTAL COMMON STOCKS

 (Cost  $408,775,256)

 $

 548,168,943

 TEMPORARY CASH INVESTMENTS - 18.4%

 Repurchase Agreement - 1.3%

 2,480,000

 BNP Paribas SA, 0.19%, dated 2/28/11, repurchase price of $2,480,000 plus accrued interest on 3/1/11 collateralized by

 $1,549,457 Federal National Mortgage Association (ARM), 1.432%-6.236%, 6/1/24-11/1/41

 $780,220 Federal Home Loan Mortgage Corp., 2.031%-6.786%, 2/1/20-9/1/49

 $199,922 Government National Mortgage Association (ARM), 1.705%-3.50%, 2/20/23-8/20/60

 $

 2,480,000

 2,480,000

 BNP Paribas SA, 0.17%, dated 2/28/11, repurchase price of $2,480,000 plus accrued interest on 3/1/11 collateralized by $2,529,601 U.S. Treasury

 Note, 0.5%, 10/15/13

 2,480,000

 2,480,000

 Societe Generale SA, 0.20%, dated 2/28/11, repurchase price of $2,480,000 plus accrued interest on 3/1/11 collateralized by $2,529,600

 Federal National Mortgage Association (ARM), 2.661%-5.074%, 12/1/12-9/1/38

 2,480,000

 $

 7,440,000

 Total Repurchase Agreement

 (Cost  $7,440,000)

 $

 7,440,000

 Principal

  Value

 Amount ($)

 Securities Lending Collateral  - 17.1% (c)

 Certificates of Deposit:

 2,245,317

 Banco Santander NY, 0.49%, 3/14/11

 $

 2,245,317

 2,806,647

 Bank of Nova Scotia, 0.33%, 9/29/11

 2,806,647

 2,245,317

 BBVA Group NY, 0.37%, 3/8/11

 2,245,317

 1,964,653

 BBVA Group NY, 0.86%, 7/26/11

 1,964,653

 561,329

 BBVA Group NY, 0.45%, 3/14/11

 561,329

 2,806,647

 BNP Paribas Bank NY, 0.34%, 5/9/11

 2,806,647

 2,806,647

 Canadian Imperial Bank of Commerce NY, 0.25%, 4/27/11

 2,806,647

 2,806,647

 DnB NOR Bank ASA NY, 0.25%, 3/7/11

 2,806,647

 1,403,253

 National Australia Bank NY, 0.32%, 10/19/11

 1,403,253

 2,806,647

 Nordea NY, 0.3%, 4/13/11

 2,806,647

 2,806,647

 RoboBank Netherland NV NY, 0.33%, 8/8/11

 2,806,647

 2,806,647

 Royal Bank of Canada NY, 0.4%, 12/2/11

 2,806,647

 2,806,647

 Skandinav Enskilda Bank NY, 0.38%, 6/7/11

 2,806,647

 2,806,647

 Svenska NY, 0.28%, 5/12/11

 2,806,647

 2,806,647

 Westpac Banking Corp. NY, 0.4%, 12/6/11

 2,806,647

 $

 36,486,339

 Commercial Paper:

 1,122,659

 American Honda Finance, 0.35%, 1/11/12

 $

 1,122,659

 1,125,344

 American Honda Finance, 1.05%, 6/20/11

 1,125,344

 1,029,964

 Australia & New Zealand Banking Group, 0.91%, 8/4/11

 1,029,964

 2,855,606

 Caterpillar Financial Services Corp., 1.05%, 6/24/11

 2,855,606

 1,441,541

 FAIRPP, 0.27%, 3/7/11

 1,441,541

 2,806,790

 Federal Home Loan Bank, 0.33%, 6/1/11

 2,806,790

 280,596

 General Electric Capital Corp., 0.38%, 6/6/11

 280,596

 1,403,562

 General Electric Capital Corp., 0.39%, 4/28/11

 1,403,562

 2,244,210

 HSBC, 0.25%, 5/11/11

 2,244,210

 1,348,410

 JPMorgan Chase & Co., 0.43%, 12/21/11

 1,348,410

 984,514

 JPMorgan Chase & Co., 1.05%, 6/13/11

 984,514

 2,806,436

 OLDLLC, 0.27%, 3/11/11

 2,806,436

 1,402,697

 SOCNAM, 0.37%, 4/14/11

 1,402,697

 1,402,415

 SOCNAM, 0.37%, 5/3/11

 1,402,415

 2,806,647

 Toyota Motor Credit Corp., 0.4%, 9/8/11

 2,806,647

 1,683,356

 VARFUN, 0.27%, 4/20/11

 1,683,356

 1,683,996

 Wachovia, 0.40%, 3/22/11

 1,683,996

 1,123,232

 Wachovia, 0.43%, 10/15/11

 1,123,232

 $

 29,551,975

 Tri-party Repurchase Agreements:

 3,995,767

 Barclays Capital Plc, 0.18%, 3/1/11

 $

 3,995,767

 5,613,293

 Deutsche Bank Securities, Inc., 0.17%, 3/1/11

 5,613,293

 5,613,293

 HSBC Bank USA NA, 0.18%, 3/1/11

 5,613,293

 5,613,293

 RBS Securities, Inc., 0.18%, 3/1/11

 5,613,293

 $

 20,835,646

 Shares

 Money Market Mutual Funds:

 4,209,970

 Dreyfus Preferred Money Market Fund

 $

 4,209,970

 4,209,970

 Fidelity Prime Money Market Fund

 4,209,970

 $

 8,419,940

 Total Securities Lending Collateral

 (Cost  $95,293,900)

 $

 95,293,900

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $102,733,900)

 $

 102,733,900

 TOTAL INVESTMENT IN SECURITIES - 116.9%

 (Cost  $511,509,156) (a)

 $

 650,902,843

 OTHER ASSETS AND LIABILITIES - (16.9)%

 $

 (93,905,291)

 TOTAL NET ASSETS - 100.0%

 $

 556,997,552

 *

  Non-income producing security.

 (a)

 At February 28, 2011, the net unrealized gain on investments based on cost for federal Income tax purposes of $514,947,463 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

  $ 145,275,706

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

       (9,320,326)

 Net unrealized loss

  $ 135,955,380

 (b)

 At February 28, 2011, the following securities were out on loan:

 Shares

 Description

 Value

       122,000

 Alere, Inc. *

 $

 4,758,000

         31,700

 Align Technology, Inc. *

 657,755

         30,958

 Alliance Data Systems Corp. *

 2,476,640

       128,600

 ASM Lithography Holdings NV

 5,722,700

         44,900

 Blackboard, Inc. *

 1,582,725

           5,800

 Chipotle Mexican Grill, Inc. *

 1,470,300

         73,400

 CoStar Group, Inc. *

 4,293,900

         39,000

 Dollar Tree Stores, Inc. *

 2,028,000

       468,400

 Entropic Communications, Inc. *

 4,566,900

           1,000

 EQT Corp.

 49,750

         60,900

 Finisar Corp. *

 2,577,800

         29,000

 Gentex Corp.

 913,500

         69,030

 Green Mountain Coffee Roasters, Inc. *

 2,933,775

         99,000

 Imax Corp. *

 2,697,750

         65,000

 Informatica Corp. *

 3,168,750

         63,600

 Ingersoll-Rand Plc

 2,941,500

       233,800

 International Coal Group. Inc. *

 2,338,000

         61,500

 Kansas City Southern Industries, Inc. *

 3,397,875

           6,800

 NetApp, Inc. *

 365,500

           7,700

 Netflix, Inc. *

 1,668,975

       107,200

 Netlogic Microsystems, Inc. *

 4,556,000

           8,800

 Neutral Tandem, Inc. *

 156,200

           3,500

 Northern Oil And Gas, Inc. *

 113,750

           8,600

 Nuance Communications, Inc. *

 165,550

         48,500

 Polypore International, Inc. *

 2,946,375

         90,000

 Riverbed Technology, Inc. *

 3,847,500

         86,900

 Rovi Corp. *

 5,040,200

         85,100

 Royal Caribbean Cruises Ltd. *

 3,850,775

         44,000

 SINA.com *

 3,663,000

           6,000

 Skyworks Solutions, Inc. *

 220,500

         72,200

 STR Holdings, Inc. *

 1,371,800

           3,400

 Surgical Intuitive, Inc. *

 1,150,050

         50,600

 Tenneco, Inc. *

 2,087,250

       233,800

 Textron, Inc.

 6,487,950

         26,900

 Tractor Supply Co.

 1,425,700

       157,375

 United Continental Holdings, Inc. *

 3,855,688

         29,600

 Verifone Holdings, Inc. *

 1,391,200

         42,000

 VistaPrint NV *

 2,215,500

 Total

 $

       95,155,083

 (c)

 Security lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
548,168,943

$
-

$
-

$
548,168,943

 Temporary Cash Investments

-

94,313,960

-

94,313,960

 Money Market Mutual Funds

8,419,940

-

-

-

 Total

$
556,588,883

$
94,313,960

$
-

$
650,902,843

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust I

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2011

* Print the name and title of each signing officer under his or her signature.